Shareholder Report, Line Graph (Details) - USD ($)				1 Months Ended	11 Months Ended	12 Months Ended		13 Months Ended	23 Months Ended	24 Months Ended	25 Months Ended	35 Months Ended	36 Months Ended	37 Months Ended	47 Months Ended	48 Months Ended	49 Months Ended	59 Months Ended	60 Months Ended	61 Months Ended	71 Months Ended	72 Months Ended	73 Months Ended	83 Months Ended	84 Months Ended	85 Months Ended	96 Months Ended	97 Months Ended	108 Months Ended	109 Months Ended	120 Months Ended
	Dec. 03, 2018	Oct. 14, 2016	Oct. 31, 2015	Oct. 31, 2016	Oct. 31, 2019	Oct. 31, 2025	Oct. 31, 2016	Oct. 31, 2017	Oct. 31, 2020	Oct. 31, 2017	Oct. 31, 2018	Oct. 31, 2021	Oct. 31, 2018	Oct. 31, 2019	Oct. 31, 2022	Oct. 31, 2019	Oct. 31, 2020	Oct. 31, 2023	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2024	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2025	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2025	Oct. 31, 2025
C000206605 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Alger Spectra Fund Class Z
Accumulated Value			$ 500,000				$ 499,698.87			$ 647,700.13			$ 706,555.59			$ 813,829.41			$ 1,099,467.43			$ 1,508,659.11			$ 910,447.49		$ 1,046,429.93		$ 1,633,073.28		$ 2,438,211.96
C000095102 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Alger Spectra Fund Class Y
Accumulated Value	$ 499,999.99				$ 557,134.8				$ 752,756.96			$ 1,032,890.63			$ 623,900.57			$ 717,614.75			$ 1,120,539.33			$ 1,674,436.08
C000068368 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Alger Spectra Fund Class I
Accumulated Value			9,999.99				9,964.66			12,877.03			14,005.36			16,085.41			21,652.38			29,624.75			17,820.96		20,413.59		31,760.78		47,256.89
C000068367 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Alger Spectra Fund Class C
Accumulated Value			10,000.01				9,887.88			12,674.63			13,681.7			15,593.71			20,833.43			28,289.58			16,887.8		19,186.51		29,855.34		44,421.35
C000024978 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Alger Spectra Fund Class A
Accumulated Value			9,476.12				9,442.27			12,198.41			13,266			15,231.48			20,509.9			28,058.34			16,871.27		19,328.11		30,075.68		44,749.19
C000039961 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Alger Responsible Investing Fund Class A
Accumulated Value			9,473.69				9,376.51			12,080.48			13,052.5			14,985.1			19,277.32			26,949.2			19,061.38		22,455.13		30,979.96		40,433.7
C000068369 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Alger Responsible Investing Fund Class C
Accumulated Value			10,000				9,822.55			12,556.56			13,453.14			15,332.73			19,553.38			27,153.15			19,042.03		22,272.15		30,727.51		40,104.22
C000068370 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Alger Responsible Investing Fund Class I
Accumulated Value			10,000				9,897.32			12,755.26			13,769.56			15,811.51			20,333.86			28,430.23			20,105.94		23,677.46		32,675.4		42,638.12
C000174226 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Alger Responsible Investing Fund Class Z
Accumulated Value		$ 500,000		$ 496,739.13				$ 642,814.6			$ 697,452.19			$ 804,473.74			$ 1,038,680.89			$ 1,457,814.59			$ 1,034,752.91			$ 1,223,873.37		$ 1,691,877.53		$ 2,211,563.73
C000095104 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Alger Dynamic Opportunities Fund Class Z
Accumulated Value			500,000.01				491,156.8			610,664.21			563,803.48			605,150.08			767,067.73			1,078,017.92			718,158.44		751,415.23		1,040,059.07		1,203,309
C000098121 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Alger Dynamic Opportunities Fund Class C
Accumulated Value			9,476.08				9,075.88			11,038.61			11,479.01			11,853.34			16,200.1			20,706.83			15,908.21		15,043.53		19,268.69		21,992
C000078761 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Alger Dynamic Opportunities Fund Class A
Accumulated Value			9,476.08				9,075.88			11,038.61			11,479.01			11,853.34			16,200.1			20,706.83			15,908.21		15,043.53		19,268.69		22,157.52
C000095099 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Alger Emerging Markets Fund Class A
Accumulated Value			9,478.93				10,086.99			12,528.29			10,090.78			11,516.27			14,412.42			17,390.91			10,561.31		11,226.89		13,876.63		16,572.09
C000095100 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Alger Emerging Markets Fund Class C
Accumulated Value			10,000				10,554.21			13,012.05			10,395.19			11,782.39			14,632.2			17,516.68			10,566.64		11,142.52		13,772.36		16,447.55
C000095101 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Alger Emerging Markets Fund Class I
Accumulated Value			10,000				10,639.05			13,204.66			10,642.8			12,156.65			15,218.98			18,383.58			11,173.31		11,897.63		14,714.43		17,583.11
C000138115 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Alger Emerging Markets Fund Class Z
Accumulated Value			500,000				533,882.63			665,011.7			538,219.09			618,014.36			777,237.14			942,845.4			575,759.05		615,629.69		764,828.24		918,688.55
Standard And Poors 500 C000206605 Index [Member]
Account Value [Line Items]
Accumulated Value			500,000				522,550			646,028.57			693,511.66			792,891.89			869,881.69			1,243,147.92			1,061,524.01		1,169,162.54		1,613,678.14		1,959,784
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Accumulated Value	500,000		10,000		554,150		10,451		607,957.97	12,920.57		868,832.73	13,870.23		741,896.27	15,857.84		817,124.55	17,397.63		1,127,795.3	24,862.96		1,369,773	21,230.48		23,383.25		32,273.56		39,196.24
Standard And Poors 500 C000174226 Index [Member]
Account Value [Line Items]
Accumulated Value		500,000		522,550				646,028.57			693,511.66			792,891.89			869,881.69			1,243,147.92			1,061,524.01			1,169,162.54		1,613,678.14		1,869,968
HFRI Equity Hedge Total C000095104 Index [Member]
Account Value [Line Items]
Accumulated Value			500,000				510,450			577,063.73			571,062.26			598,016.4			641,552			829,205.95			721,492.1		752,732.71		901,096.32		1,049,564
HFRI Equity Hedge Total Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						HFRI Equity Hedge (Total) Index
Accumulated Value			10,000.00				10,209.00			11,541.27			11,421.25			11,960.33			12,831.04			16,584.12			14,429.84		15,054.65		18,021.93		20,991.00
MSCI Emerging Markets Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI Emerging Markets Index
Accumulated Value			10,000				10,967			13,918.22			12,221.59			13,723.62			14,906.6			17,491.4			12,116.29		13,480.59		16,978.8		21,849
MSCI Emerging Markets C000138115 Index [Member]
Account Value [Line Items]
Accumulated Value			500,000				548,350			695,910.99			611,079.44			686,181.1			745,329.91			874,570.12			605,814.72		674,029.46		848,940.1		1,092,425
Russell 3000 Growth C000206605 Index [Member]
Account Value [Line Items]
Accumulated Value			500,000				510,400			662,499.2			730,074.12			849,368.23			1,088,890.07			1,555,043.91			1,171,414.58		1,374,303.58		1,971,026.2		2,554,165
Russell 3000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 3000 Growth Index
Accumulated Value	$ 500,000		10,000		$ 567,150		9,549		$ 727,086.3	11,836.94		$ 1,038,351.95	13,245.54		$ 782,190.52	14,270.74		$ 917,665.92	16,464.15		$ 1,316,116.46	21,544.99		$ 1,705,575	20,291.07		19,181.15		23,470.06		51,083
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 1000 Growth Index
Accumulated Value			$ 10,000				$ 10,228			$ 13,266.74			$ 14,687.61			$ 17,199.19			$ 22,224.79			$ 31,828.12			$ 23,998.4		$ 28,546.1		$ 41,040.73		$ 53,572
Russell 1000 Growth C000174226 Index [Member]
Account Value [Line Items]
Accumulated Value		$ 500,000		$ 511,400				$ 663,336.94			$ 734,380.33			$ 859,959.36			$ 1,111,239.49			$ 1,591,406.07			$ 1,199,920.18			$ 1,427,305.05		$ 2,052,036.47		$ 2,603,586